Document And Entity Information	Aug. 10, 2022
Document Information [Line Items]
Entity, Registrant Name	ESCALADE, INCORPORATED
Document, Type	8-K
Document, Period End Date	Aug. 10, 2022
Entity, Incorporation, State or Country Code	IN
Entity, File Number	0-6966
Entity, Tax Identification Number	13-2739290
Entity, Address, Address Line One	817 Maxwell Avenue
Entity, Address, City or Town	Evansville
Entity, Address, State or Province	IN
Entity, Address, Postal Zip Code	47711
City Area Code	812
Local Phone Number	467-1358
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ESCA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0000033488